Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	€ 681	€ 748
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	310	353
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	371	395
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	151	156
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	108	121
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Provisions for employee benefits	€ 112	€ 118